Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables
Mineral Exploration Tax Credit ("METC")	$ 571	$ 353
Goods and services tax	1,669	1,359
Provincial sales tax rebate	66	556
Lease incentive receivable		905
Other	45	52
Total	$ 2,351	$ 3,225